LEGAL PROCEEDINGS	6 Months Ended
Jun. 30, 2017
Loss Contingency [Abstract]
LEGAL PROCEEDINGS
6.	LEGAL PROCEEDINGS

On August 4, 2017, the previously reported legal proceeding Three of the Company’s shareholders commenced an action entitled Superius Securities Group, Inc.et. al. vs George Farley, et.al. (CA No. 2017-0024-VCMR) in the Court of Chancery of the state of Delaware was dismissed.

We may from time to time be involved in legal proceedings arising from the normal course of business.